Internally developed software, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Internally Developed Software

Internally developed software, net consisted of the following as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020

Internally developed software	$6,963	$4,235
Construction in progress	3,189	4,451
Less: Accumulated amortization	(1,744)	(1,270)

Total internally developed software, net	$8,408	$7,416

Internally developed software, net consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Internally developed software	$4,235	$1,627
Construction in progress	4,451	2,024
Less: accumulated amortization	(1,270)	(476)

Total internally developed software, net	$7,416	$3,175